Schedule of Investments ─ NYLI Cleaner Transport ETF (formerly, IQ Cleaner Transport ETF)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 97.1%
Brazil — 0.3%
Rumo SA	3,541	$13,875

Canada — 0.2%
Innergex Renewable Energy, Inc.	1,870	12,846

China — 7.9%
BYD Co., Ltd., Class H	5,678	165,717
Geely Automobile Holdings Ltd.	14,332	14,604
Li Auto, Inc., Class A*	2,709	26,598
NIO, Inc.*	4,759	21,130
NXP Semiconductors NV	590	155,264
Xinyi Solar Holdings Ltd.	20,214	9,600
XPeng, Inc., A Shares*	3,212	13,301
Zhuzhou CRRC Times Electric Co., Ltd., Class H	3,401	12,560
Total China		418,774

Denmark — 1.6%
Orsted A/S*	464	27,615
Vestas Wind Systems A/S*	2,417	59,672
Total Denmark		87,287

Finland — 0.4%
Wartsila OYJ Abp	1,136	23,424

France — 1.7%
Forvia SE	813	9,532
Legrand SA	628	67,874
Valeo SE	1,084	12,416
Total France		89,822

Germany — 10.9%
Bayerische Motoren Werke AG	761	70,671
E.ON SE	5,457	76,558
Infineon Technologies AG	3,205	111,153
Mercedes-Benz Group AG	2,229	147,518
Nordex SE*	848	12,883
Siemens AG	840	153,997
SMA Solar Technology AG	254	6,855
Total Germany		579,635

Italy — 0.2%
ERG SpA	476	12,619

Japan — 14.2%
Central Japan Railway Co.	1,625	38,287
Denso Corp.	4,306	71,948
East Japan Railway Co.	2,156	40,480
Hitachi Ltd.	7,817	170,825
Honda Motor Co., Ltd.	9,857	107,899
Koito Manufacturing Co., Ltd.	941	14,044
Panasonic Holdings Corp.	5,175	42,855
Shimano, Inc.	171	30,379
Sumitomo Electric Industries Ltd.	1,673	25,685
TDK Corp.	916	64,137
Toyota Motor Corp.	7,364	144,334
Total Japan		750,873

Portugal — 0.6%
EDP SA	7,497	30,827

Singapore — 1.0%
STMicroelectronics NV	1,567	51,887

South Korea — 1.0%
LG Energy Solution Ltd.*	97	22,828
Samsung SDI Co., Ltd.	134	31,097
Total South Korea		53,925

Spain — 3.8%
Acciona SA	105	13,577
Corp. ACCIONA Energias Renovables SA	572	12,039
EDP Renovaveis SA	831	12,895
	Shares	Value
Common Stocks (continued)
Spain (continued)
Iberdrola SA	12,229	$161,178
Total Spain		199,689

Sweden — 0.2%
Thule Group AB	446	12,326

Switzerland — 3.6%
ABB Ltd.	2,934	162,591
Landis+Gyr Group AG*	158	14,270
Stadler Rail AG	435	13,318
Total Switzerland		190,179

Taiwan — 5.4%
Compal Electronics, Inc.	11,612	11,110
Delta Electronics, Inc.	4,356	54,931
Evergreen Marine Corp. Taiwan Ltd.	4,826	25,033
Taiwan High Speed Rail Corp.	14,341	12,980
Taiwan Semiconductor Manufacturing Co., Ltd.	6,338	180,094
Total Taiwan		284,148

United Kingdom — 2.8%
National Grid PLC	11,654	147,595

United States — 41.3%
Advanced Micro Devices, Inc.*	962	138,990
Alphabet, Inc., Class A	931	159,704
Apple, Inc.	836	185,659
Aptiv PLC*	666	46,214
Array Technologies, Inc.*	937	9,857
Bloom Energy Corp., Class A*	814	11,022
Enphase Energy, Inc.*	323	37,181
Exelon Corp.	2,459	91,475
First Solar, Inc.*	249	53,781
General Electric Co.	973	165,605
Intel Corp.	5,207	160,063
Itron, Inc.*	123	12,723
Lucid Group, Inc.*(a)	4,714	16,593
NextEra Energy, Inc.	2,007	153,315
NEXTracker, Inc., Class A*	327	16,069
NVIDIA Corp.	1,465	171,434
Plug Power, Inc.*	3,988	9,850
Rivian Automotive, Inc., Class A*(a)	1,768	29,013
Schneider Electric SE	651	156,986
Shoals Technologies Group, Inc., Class A*	1,688	10,972
Sims Ltd.	1,882	12,511
SolarEdge Technologies, Inc.*(a)	271	7,821
Stellantis NV	5,137	85,627
Tesla, Inc.*	902	209,327
Texas Instruments, Inc.	824	167,939
Westinghouse Air Brake Technologies Corp.	430	69,294
Total United States		2,189,025

Total Common Stocks
(Cost $5,016,342)		5,148,756

Preferred Stock — 2.8%
Germany — 2.8%
Volkswagen AG, 8.83%
(Cost $226,357)	1,287	143,722

Schedule of Investments ─ NYLI Cleaner Transport ETF (formerly, IQ Cleaner Transport ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Short-Term Investment — 0.0%(b)
Money Market Fund — 0.0%(b)
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(c)(d)
(Cost $1,864)	1,864	$1,864

Total Investments — 99.9% (Cost $5,244,563)		5,294,342
Other Assets and Liabilities, Net — 0.1%		7,696
Net Assets — 100%		$5,302,038

		% of
Industry	Value	Net Assets
Information Technology	$1,625,990	30.7%
Consumer Discretionary	1,461,453	27.6
Industrials	1,280,281	24.2
Utilities	752,539	14.2
Communication Services	159,704	3.0
Materials	12,511	0.2
Money Market Funds	1,864	0.0 (b)
Total Investments	$5,294,342	99.9%
Other Assets and Liabilities, Net	7,696	0.1
Total Net Assets	$5,302,038	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $52,202; total market value of collateral held by the Fund was $52,194. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $50,330.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2024.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI Cleaner Transport ETF (formerly, IQ Cleaner Transport ETF) (continued)

July 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$5,148,756	$—	$—	$5,148,756
Preferred Stock	143,722	—	—	143,722
Short-Term Investment:
Money Market Fund	1,864	—	—	1,864
Total Investments in Securities	$5,294,342	$—	$—	$5,294,342

(e)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.